Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows: (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Monthly Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,040,090	R$ 1,861,951
Withholding Income Tax (IRRF) (15%)	306,013	279,293
Net amount paid	1,734,077	1,582,658
Supplementary Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	200,000	3,686,020
Withholding Income Tax (IRRF) (15%)	30,000	552,903
Net amount paid	170,000	3,133,117
Total Accrued [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	9,240,090	5,547,971
Withholding Income Tax (IRRF) (15%)	1,086,013	832,196
Net amount paid	8,154,077	R$ 4,715,775
Intermediary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	5,000,000
Withholding Income Tax (IRRF) (15%)	750,000
Net amount paid	4,250,000
Extraordinary Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	2,000,000
Net amount paid	R$ 2,000,000
Ordinary shares [member] | Monthly Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.206998	R$ 0.206998
Ordinary shares [member] | Supplementary Interest On Shareholders' Equity Provisioned [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.01966	0.397359
Ordinary shares [member] | Total Accrued [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.913260	0.604357
Ordinary shares [member] | Intermediary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.490007
Ordinary shares [member] | Extraordinary Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.196595
Preference shares [member] | Monthly Interest On Shareholders' Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.227698	0.227698
Preference shares [member] | Supplementary Interest On Shareholders' Equity Provisioned [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.021625	0.437094
Preference shares [member] | Total Accrued [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	1.004586	R$ 0.664792
Preference shares [member] | Intermediary Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	0.539008
Preference shares [member] | Extraordinary Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.216255